Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Long-term Debt [Abstract]
Total long-term debt	$ 5,742	$ 8,828
Current portion of long-term debt	2,449	2,921
Long-term Debt	3,293	5,907
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 866	883
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2024
Unsecured Non-interest-bearing Loans Maturing in March 2024 and March 2025 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, maturity	March 2025
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 3,111	$ 4,853
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.00%
Long-term debt, maturity	March 2020	December 2018
Unsecured Loans Maturing Between December 2018 and September 2023 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	5.00%
Long-term debt, maturity	September 2023	September 2023
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 459	$ 828
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	0.70%
Long-term debt, maturity	April 2020	December 2018
Secured Loans Maturing Between December 2018 and August 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.00%
Long-term debt, maturity	August 2022	August 2022
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member]
Long-term Debt [Abstract]
Total long-term debt	$ 1,306	$ 2,264
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Bottom of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	1.10%
Long-term debt, maturity	March 2020
Secured Loans Maturing Between March 2020 and July 2022 [Member] | Euro [Member] | Top of Range [Member]
Long-term Debt [Abstract]
Long-term debt, interest rate	2.90%
Long-term debt, maturity	July 2022